Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	[1]	¥ 1,072,300	¥ 1,200,600		¥ 1,371,500
Reversal of (provision for) credit losses		(34,330)	240,847	[2]	(253,688)	[2]
Trading account profits (losses)-net		168,900	(73,114)		(639,184)
Foreign exchange gains (losses)-net		(95,987)	(49,561)		(134,885)
Equity in earnings of equity method investees-net		209,732	227,984	[2]	197,821	[2]
Impairment of goodwill	[2]				(6,638)
Impairment of intangible assets		(118,108)	(21,900)	[2]	(5,803)	[2]
Reversal of (provision for) off-balance sheet credit instruments		(38,463)	96,054		(106,556)
Income before income tax expense		870,842	1,661,819		272,543
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit		1,072,000	1,201,000		1,372,000
Reversal of (provision for) credit losses		(34,000)	241,000		(254,000)
Trading account profits (losses)-net		182,000	(287,000)		(880,000)
Equity investment securities gains (losses)-net		(305,000)	215,000		181,000
Debt investment securities gains (losses)-net		(3,000)	71,000		48,000
Foreign exchange gains (losses)-net		47,000	7,000		(110,000)
Equity in earnings of equity method investees-net		210,000	228,000		198,000
Impairment of goodwill					(7,000)
Impairment of intangible assets		(118,000)	(22,000)		(6,000)
Reversal of (provision for) off-balance sheet credit instruments		(38,000)	96,000		(107,000)
Other-net		(142,000)	(88,000)		(162,000)
Income before income tax expense		¥ 871,000	¥ 1,662,000		¥ 273,000

[1]	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥24.3 billion and ¥23.5 billion for fiscal years ended March 31, 2017 and 2018, respectively.
[2]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.